Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
As a rate regulated utility company, the Company recovers income taxes from its ratepayers based on estimated current income tax expense in respect of its regulated business. The amounts of deferred income taxes related to regulated operations which are considered to be more likely-than-not to be recoverable from, or refundable to, ratepayers in future periods are recognized as deferred income tax regulatory assets or deferred income tax liabilities, with an offset to deferred income tax recovery or deferred income tax expense, respectively. The Company’s consolidated income tax expense or income tax recovery for the period includes all current and deferred income tax expenses for the period net of the regulated accounting offset to deferred income tax expense arising from temporary differences to be recovered from, or refunded to, customers in future rates. Thus, the Company’s income tax expense or income tax recovery differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate.
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2023	2022
Income before income tax expense	1,283	1,355
Income tax expense at statutory rate of 26.5% (2022 - 26.5%)	340	359

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(141)	(90)
Impact of DTA Implementation Decision[1]	48	96
Overheads capitalized for accounting but deducted for tax purposes	(41)	(35)
Interest capitalized for accounting but deducted for tax purposes	(19)	(17)
Pension and post-retirement benefit contributions in excess of pension expense	(1)	(11)
Environmental expenditures	(4)	(9)
Other	(3)	—
Net temporary differences attributable to regulated business	(161)	(66)
Net permanent differences	3	(3)
Total income tax expense	182	290

Effective income tax rate	14.2%	21.4%
[1]Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with ratepayers. See Note 12 - Regulatory Assets and Liabilities.
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2023	2022
Current income tax expense	41	36
Deferred income tax expense	141	254
Total income tax expense	182	290

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and deferred income tax liabilities reflect the future income tax consequences attributable to temporary differences between the tax bases and the financial statement carrying amounts of the assets and liabilities including the carry forward amounts of tax losses and tax credits. Deferred income tax assets and defined income tax liabilities attributable to the Company’s regulated business are recognized with a corresponding offset in deferred income tax regulatory assets and defined income tax liabilities to reflect the anticipated recovery or repayment of these balances in the future electricity rates. At December 31, 2023 and 2022, deferred income tax assets and deferred income tax liabilities consisted of the following:

As at December 31 (millions of dollars)	2023	2022
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	559	503
Regulatory assets and liabilities	222	301
Non-capital losses	139	188
Non-depreciable capital property	273	273
Tax credit carryforwards	212	181
Investment in subsidiaries	106	102
Environmental expenditures	19	34
Other	7	—
	1,537	1,582
Less: valuation allowance	(385)	(381)
Total deferred income tax assets	1,152	1,201

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,183	1,776
Pension assets	31	129
Other	—	5
Total deferred income tax liabilities	2,214	1,910

Net deferred income tax liabilities	(1,062)	(709)
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2023	2022
Long-term:
Deferred income tax assets	5	4
Deferred income tax liabilities	(1,067)	(713)
Net deferred income tax liabilities	(1,062)	(709)
The valuation allowance for deferred tax assets as at December 31, 2023 was $385 million (2022 - $381 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2023 and 2022, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2023	2022
2035	—	—
2036	—	136
2037	116	175
2038	140	140
2039	213	213
2040	3	3
2041	5	5
2042	23	17
2043	3	—
Total losses	503	689